PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2022	2021
Land and land improvements	$49,016	$49,402
Buildings	157,620	155,337
Furniture and fixtures	69,855	70,847
Leasehold improvements	32,515	30,190
Construction in progress	5,644	8,145
	314,650	313,921

Less: Accumulated depreciation and amortization	125,570	120,881
Total	$189,080	$193,040